Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - Accumulated impairment [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements on the provisions for impairment of trade receivables
Balance at beginning of year	$ (4)	$ (7)
Provision for receivables impairment	(8)	(4)
Receivables written off during the year as uncollectible.	(9)
Net remeasurement of loss allowance		(7)
Balance at end of year	$ (3)	$ (4)